CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (Loss)/Income	$ (210)	$ 1,155	$ 4,242
Adjustments to reconcile net (loss)/income to net cash provided by operating activities
Depreciation expense	1,130	680	680
Amortization of financing costs	28	0	0
Amortization of deferred drydocking costs	512	357	360
(Increase)/decrease in:
Trade receivables	0	117	(74)
Due from manager	207	(39)	182
Inventories	(76)	77	(79)
Prepayments and advances	(129)	1	13
Other current assets	(26)	12	17
Increase/(decrease) in:
Due to manager	164	9	0
Accounts payable	100	(94)	(608)
Deferred revenue	(112)	247	(209)
Accrued liabilities	179	(17)	(79)
Payments for drydocking	(903)	0	(456)
Net cash provided by operating activities	864	2,505	3,989
Cash flows from investing activities
Vessels acquisitions and improvements	(18,025)	(22)	(225)
Net cash used in investing activities	(18,025)	(22)	(225)
Cash flows from financing activities
Cash contributions from shareholders	0	700	0
Proceeds from issuance of common shares	4,565	0	0
Return of additional paid-in capital	(3,000)	(700)	0
Dividends paid	(239)	(3,307)	(2,638)
Proceeds from long term debt	16,500	0	0
Finance and issuance costs paid	(1,621)	(25)	0
Repayment of long-term debt	(300)	0	0
Net cash provided by / (used in) financing activities	15,905	(3,332)	(2,638)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(1,256)	(849)	1,126
Cash, cash equivalents and restricted cash at the beginning of the period	2,702	3,551	2,425
Cash, cash equivalents and restricted cash at the end of the period	1,446	2,702	3,551
Supplemental cash flow information
Cash paid for interest	407	0	0
Reconciliation of Cash, cash equivalents and restricted cash
Cash and cash equivalents	946	2,702	3,551
Restricted cash, non-current	500	0	0
Cash, cash equivalents and restricted cash at the end of the period	$ 1,446	$ 2,702	$ 3,551